                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended June 30, 1999.

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Check here if Amendment [_]; Amendment Number:
                                               ----------

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

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-------------------------------------------------------------------------------
Institutional Investment Manager Filing this Report:
Name:       Highfields Capital Management LP
Address:    200 Clarendon Street,
            51st Floor, Boston, MA  02117
-------------------------------------------------------------------------------
13F File Number        28-3499
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager

Name:   Kenneth H. Colburn
Title:  Chief Operating Officer
Phone:  617-850-7500

Signature, Place and Date of Signing
/s/ Kenneth H. Colburn   Boston, Massachusetts   August 16, 1999

Report Type (Check only one.)

[X]  13F Holdings Report

[_]  13F Notice

[_]  13F Combination Report

List of other managers reporting for this manager:  None

I am signing this report as required by the Securities Exchange Act of 1934.

                                                                        SEC 1685
(5/91)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total:     82
                                        ----------


Form 13F Information Table Value Total:  $1,961,709 (x 1000)
                                         -------------------


List of Other Included Managers:
     01  Jonathon S. Jacobson (File Number 28-7618)
     02  Richard L. Grubman (File Number 28-7616)
         Mr. Grubman, Mr. Jacobson and Highfields Capital Management LP share investment discretion with respect to the reported securities.


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FORM 13F

Page 2 of 5        Name of Reporting Manager Highfields Capital Management LP
                                             --------------------------------

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                                                                   Page 3 of 5

                                                                          ITEM 5:
                                                                    --------------------
                                                          ITEM 4:   SHARES OR              ITEM 6:    ITEM 7:          ITEM 8:
   ITEM 1:                          ITEM 2:     ITEM 3:   VALUE     PRINCIPAL  SH/  PUT/  INVESTMENT   OTHER    --VOTING AUTHORITY--
NAME OF ISSUER                  TITLE OF CLASS  CUSIP #   (X$1000)  AMOUNT     PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
A T & T CORP                    COM             001957109  37465     671263    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
AEGON NV                        ORD AMER REG    007924103   1332      18000    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN AXLE MFG HOLDINGS      COM             024061103   9227     659100    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
AT HOME CORP - SER A            COM             045919107   1384      25660    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
ATLANTIC RICHFIELD CO           COM             048825103  48541     580900    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
AUTODESK INC                    COM             052769106   2005      67831    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
AXOGEN LTD HLDG                 COM             G0690R108   5851     186500    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
BP AMOCO PLC                    SPONSORED ADR   055622104  28324     261049    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
BALLY TOTAL FITNESS HLDG CORP   COM             05873K108  12821     451850    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
BIG FLOWER HLDGS INC            COM             089159107  25819     810000    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
BIOMATRIX                       COM             09060P102    381      17598    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
CONSOLIDATED NATURAL GAS CO     COM             209615103   3366      55400    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
CAMPBELL RESOURCES INC          COM             134422104    322    1120000    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
CVS CORP                        COM             126650100  32916     648600    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
CHEMFIRST INC                   COM             16361A106   9920     408000    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
CITY INVESTING CO LIQUID TRUST  UNIT BEN INT    177900107    752     586900    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
CLOROX CO                       COM             189054109   4397      41161    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
CONCENTRA MANAGED CARE INC      COM             20589T103   8508     574400    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
DU PONT E I DE NEMOURS & CO     COM             263534109  28076     411000    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
EL PASO ELECTRIC CO             COM             283677854  51423    5753600    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
EL PASO ENERGY CORP             COM             283905107  18125     515100    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
ELAN PLC                        WT EXP 123101   284131703   9466     300500    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
GELTEX PHARMACEUTICALS INC      COM             368538104    317      17600    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP               COM             370442105  21120     320000    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL INDUSTRIAL TECH INC      COM             379335102   6031     500000    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL CROSSING LTD             COM             G3921A100   3197      75000    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
GOLDEN STATE BANCORP            WT EXP 000000   381197136   3758    2863100    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
GTECH HOLDING CORP              COM             400518106  26941    1143400    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
IXC COMMUNICATIONS              COM             450713102  15296     389090    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
INTELLIGENT POLYMERS LTD        UNIT EXP 093000 45815V200   6281     150000    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL PAPER CO          COM             460146103   6906     136756    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
KONINKLIJKE PHILIPS ELECTRS NV  SPONSORED ADR   500472204  58523     580150    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
LAKES GAMING INC.               COM             51206P109   5748     525549    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
LASER MORTGAGE MANAGEMENT INC   COM             51806D100  11261    3275900    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROS. HLDGS INC          COM             524908100  12450     200000    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
LEVEL ONE COMMUNICATIONS INC    COM             527295109  18166     371200    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
LIGAND PHARMACEUTICALS INC      WT B EXP 060300 53220K116   1016     198172    SHRS        OTHER      01/02             X
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LUCENT TECHNOLOGIES INC         COM             549463107 103516    1535000    SHRS PUT    OTHER      01/02             X
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

                                                                    Page 4 of 5

                                                                          ITEM 5:
                                                                    --------------------
                                                          ITEM 4:   SHARES OR              ITEM 6:    ITEM 7:          ITEM 8:
   ITEM 1:                          ITEM 2:     ITEM 3:   VALUE     PRINCIPAL  SH/  PUT/  INVESTMENT   OTHER    --VOTING AUTHORITY--
NAME OF ISSUER                  TITLE OF CLASS  CUSIP #   (X$1000)  AMOUNT     PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MACK CALI REALTY CORP           COM              554489104  30319     980000    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
MATTEL INC                      COM              577081102  12451     470970    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
MCDERMOTT INTL INC              COM              580037109  17043     603300    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
MCKESSON HBOC INC               COM              58155Q103    588      18294    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
MEDIAONE GROUP INC              COM              58440J104  47057     632700    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
MEDPARTNERS INC                 COM              58503X107  15125    2000000    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH & CO INC          COM              590188108   5995      75000    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
MIRAGE RESORTS INC              COM              60462E104  26370    1574300    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
MOBIL CORP                      COM              607059102   4432      44772    SHRS        OTHER      01/02             X
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MONY GROUP INC                  COM              615337102  24152     740300    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER & CO COM              617446448  77880     759800    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
NATL AUSTRALIA BK LTD           CAP UTS EXCHBL   632525309   7594     250000    SHRS        OTHER      01/02             X
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NEWELL RUBBERMAID INC           COM              651229106   1837      39510    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
NEWPARK RESOURCES INC           COM-PAR $.01     651718504    754      85000    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
OMNIPOINT CORP                  COM              68212D102    434      15000    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
OUTDOOR SYSTEMS INC             COM              690057104   3577      98000    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
PARK PLACE ENTERTAINMENT        COM              700690100 155833   16086020    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
PEDIATRIX MEDICAL GROUP         COM              705324101  14110     664000    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
PENNZENERGY CO                  COM              70931Q109   8471     507650    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
PICTURETEL CORP                 COM              720035302   4679     584900    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
PIONEER HI-BRED INTL INC        COM              723686101  20637     530000    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
QLT PHOTOTHERAPEUTICS INC       COM              746927102   7370     134000    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
QWEST COMMUNICATIONS INTL INC   COM              749121109   3306     100000    SHRS CALL   OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
REYNOLDS METALS CO              COM              761763101 235404    3989900    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
ROHM & HAAS CO                  COM              775371107   5336     124453    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
SCOTTISH ANNUITY & LIFE HLDGS   COM              G7885T104   9899     920800    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
SHAW COMM INC                   CL B CONV        82028K200  52565    1322400    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
SHELL TRANSPORT & TRADING       ADR              822703609  24486     528000    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
SKYTEL COMMUNICATIONS INC       COM              83087Q104   2931     140000    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
ST JOE COMPANY                  COM              790148100  50458    1868800    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
SUNTRUST BKS INC                COM              867914103    333       4800    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
TELESPECTRUM WORLD WIDE INC     COM              87951U109  13915    1795519    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
TELEFONICA S A                  SPONSORED ADR    879382208   7753      52700    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
TENNECO INC                     COM              88037E101  72656    3043200    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
THERMO ELECTRON CORP            COM              883556102  16961     845400    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
TRAMMELL CROW CO                COM              89288R106   5835     355000    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
TRANSAMERICA CORP               COM              893485102 103208    1376100    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
TRIAD HOSPITALS INC             COM              89579K109   6371     471935    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
UGI CORP                        COM              902681105  19788     980219    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
US WEST INC                     COM              91273H101   1622      27600    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
VODAFONE GROUP PLC              SPONSORED ADR    92857T107 132443     672297    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------

                                                                    Page 5 of 5

                                                                          ITEM 5:
                                                                    --------------------
                                                          ITEM 4:   SHARES OR              ITEM 6:    ITEM 7:          ITEM 8:
   ITEM 1:                          ITEM 2:     ITEM 3:   VALUE     PRINCIPAL  SH/  PUT/  INVESTMENT   OTHER    --VOTING AUTHORITY--
NAME OF ISSUER                  TITLE OF CLASS  CUSIP #   (X$1000)  AMOUNT     PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WADDELL & REED FINANCIAL INC    CL A             930059100   9702     353588    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
WADDELL & REED FINANCIAL INC    CL B             930059209  56559    2094788    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------
WESTCORP INC                    COM              957907108   2522     224200    SHRS        OTHER      01/02             X
------------------------------------------------------------------------------------------------------------------------------------